Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Large Cap Index Fund - Class A [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Index Fund - Class A [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Index Fund - Class A [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Index Fund - Class A [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Index Fund - Class A [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Index Fund - Class A [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Index Fund - Class A [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund - Class A [Member] | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Class A [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund - Class A [Member] | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Large Cap Index Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Index Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Index Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Index Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Index Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Index Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Large Cap Index Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Index Fund - Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Index Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Class A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Large Cap Index Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Index Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Index Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Index Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Index Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Index Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Index Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund - Institutional Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Large Cap Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Index Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Index Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Index Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Large Cap Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Index Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Large Cap Index Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Index Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Index Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Index Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Index Fund - Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Index Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund - Institutional 2 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund - Institutional 2 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Index Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Index Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Index Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Index Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Large Cap Index Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Index Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Index Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Large Cap Index Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Index Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Large Cap Index Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Index Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Large Cap Index Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Large Cap Index Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Index Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Index Fund - Institutional 3 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund - Institutional 3 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Index Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Index Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Index Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Index Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Index Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Large Cap Index Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Index Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Index Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Index Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Index Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Large Cap Index Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%